RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended												12 Months Ended	6 Months Ended					0 Months Ended	1 Months Ended			1 Months Ended			0 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended			1 Months Ended
	May 31, 2013	Apr. 30, 2013	Nov. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Jul. 31, 2007	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2002	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Aug. 04, 2014	Jul. 31, 2014	Jun. 30, 2014	Feb. 28, 2014	Feb. 04, 2014	Sep. 11, 2013	Jan. 31, 2013	Mar. 28, 2012	Dec. 31, 2008	Dec. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Mar. 28, 2012 First Advance [Member]	Mar. 28, 2012 Second Advance [Member]	Dec. 31, 2008 Related Party [Member]	Sep. 11, 2013 Samuel Herschkowitz [Member]	Aug. 31, 2012 Samuel Herschkowitz [Member]	Apr. 30, 2012 Samuel Herschkowitz [Member]	Aug. 15, 2012 Samuel Herschkowitz [Member]	Dec. 31, 2013 Samuel Herschkowitz [Member] Non-Convertible Grid Note [Member]	Apr. 30, 2012 Samuel Herschkowitz [Member] Minimum [Member]	Apr. 30, 2012 Samuel Herschkowitz [Member] Maximum [Member]	Sep. 11, 2013 Sok Partners [Member]	May 31, 2012 Sok Partners [Member]	Mar. 31, 2012 Sok Partners [Member]	Dec. 31, 2012 Sok Partners [Member]	Dec. 31, 2013 Sok Partners [Member] Non-Convertible Grid Note [Member]	Jan. 31, 2014 Sok Partners [Member] Non-Convertible Grid Note [Member] Subsequent Event [Member]	Feb. 28, 2014 Sok Partners [Member] Non-Convertible Grid Note [Member] Subsequent Event [Member]	Mar. 31, 2012 Sok Partners [Member] Minimum [Member]	Mar. 31, 2012 Sok Partners [Member] Maximum [Member]	Mar. 14, 2012 Sok Partners [Member] Common Stock [Member]	Mar. 31, 2012 Dr Herschkowitz and Sok Partners Llc [Member]	Sep. 30, 2013 Gadbaw [Member]	Sep. 30, 2013 Morawetz [Member]	Jun. 30, 2012 Board of Directors Chairman [Member]	Jun. 30, 2012 Director [Member]	Feb. 04, 2014 Chief Executive Officer [Member]	Feb. 28, 2014 Chief Executive Officer [Member] Preferred Stock [Member]
Related Party Transaction [Line Items]
Payments Made To Officers One																																																			$ 25,000
Proceeds from Issuance or Sale of Equity														3,000,000											2,055,000
Payments Made To Officers Two																																																				30,000
Related Party Transaction, Due from (to) Related Party																								2,000						46,000
Converible Note Percentage			20.00%	20.00%			20.00%
Converible Note Principal Amount			156,243	600,000			240,000
Notes Payable, Total																																									357,282			305,589.04
Debt Instrument, Convertible, Effective Interest Rate													24.00%																						10.00%
Advance Under Note																												300,000	84,657										300,000	300,000
Cash Advance Net Of Interest																							60,000
Debt Instrument, Convertible, Conversion Price		$ 7.50																			$ 1.05	$ 9.00	$ 4.88
Stock Issued During Period, Shares, Conversion of Units																																							61,539	61,539
Stock Issued During Period, Value, Conversion of Units							600,000
Stock Issued During Period, Shares, Other							20,623
Stock Transferred During Period						100,000
Shares Issued Related Party Transactions One					3,704
Price Per Share Related Party Transactions					$ 6.75
Compensation Issued In Lieu Of Cash					25,000
Warrants Shares Related Party Transactions					400
Warrants Price Per Share Related Party Transactions					$ 11.25
Shares Issued Related Party Transactions Two																																353,334
Debt Instrument Convertible Conversion Price Minimum																																		$ 1.05
Debt Instrument Convertible Conversion Price Maximum																																		$ 4.88
Shares Issued Related Party Transactions Three			20,833
Proceeds from Related Party Debt			155,000
Convertible Note Due Date		Aug. 31, 2013
Related Party Transaction, Description of Transaction												listing the Company’s shares on NASDAQ pursuant to an underwritten offering of the Company’s securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.	(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million.
Equity Bonus Valued At Common Stock Rate																																													$ 1.05	$ 4.88
Additional Issue Of Common Stock Shares																																															213,334
Stock Issued During Period Shares New Issues	4,763	13,889																															100,000							176,667								176,667						19,231
Percentage Of Interest Rate On Event Of Default																																				20.00%	24.00%
Percentage Of Accrued Interest																																	20.00%
Proceeds From Offering Of Securities																										2,000,000	4,000,000
Compensation Payment Pursuant To Merger										listing the Companys shares on NASDAQ pursuant to an underwritten offering of the Companys securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.		(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million
Common Shares received on resignation																																																	667	667
Common shares received per share on resignation									$ 24.38
Compensation received from serving as board members									267
Issuance of shares to satisy previous contractual agreements									400
Debt Instrument, Periodic Payment																															314,484							680,444
Conversion of Stock, Shares Converted																															299,509							648,050
Proceeds from Notes Payable																																										300,000
Debt Instrument, Maturity Date								Apr. 30, 2008																																		Feb. 28, 2014
Debt Instrument, Interest Rate, Effective Percentage													24.00%																						10.00%
Percentage Of Gross Proceeds Received In Advance																																			10.00%
Amount Received In Three Tranches																																										250,000
Additional Proceeds From Notes Payable																																											20,000
Percentage Of Increase In Interest In Case Of Default																																											20.00%
Stock Issued During Period, Value, New Issues											$ 5,000																																											$ 25,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												37,440			61,539	61,539	28,986	4,831	1,482	21,538																																	52